PROSPECTUS SUPPLEMENT

October 6, 2016

for

Flexible Solutions® VUL III

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2016 for Flexible Solutions® VUL III issued through the Guardian Separate Account N.

EFFECTIVE SEPTEMBER 30, 2016:

1. The Ivy Funds Variable Insurance Portfolios will be known as the Ivy Variable Insurance Portfolios;

2. The Ivy Funds VIP Mid Cap Growth portfolio will be known as the Ivy VIP Mid Cap Growth portfolio; and

3. Ivy Investment Management Company, an affiliate of Waddell & Reed Investment Management Company (WRIMCO), has replaced WRIMCO as investment advisor for the Ivy VIP Mid Cap Growth portfolio of the Ivy Variable Insurance Portfolios.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectus noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUS FOR THE APPLICABLE PRODUCT AND SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.